Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for First PEO [1]	Summary Compensation Table Total for Second PEO [2]	Compensation Actually Paid to First PEO[1,3]	Compensation Actually Paid to Second PEO[2,3]	Average Summary Compensation Table Total for Non-PEO NEOs [4]	Average Compensation Actually Paid to Non-PEO NEOs [4,5]	Value of Initial Fixed $100 Investment Based On:			Adjusted Diluted EPS [7]
							Total Shareholder Return	Peer Group Total Shareholder Return [6]	Net Income
2022	$13,246,447	$7,599,513	$12,622,902	$6,829,908	$6,659,921	$6,508,126	$130.44	$169.46	$1,202	$5.78
2021	—	20,637,990	—	42,314,846	9,904,692	8,682,563	131.06	159.43	1,347	5.15
2020	—	24,956,777	—	24,990,265	8,575,674	8,110,409	95.48	114.87	1,808	5.00

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote [Text Block]	Represents compensation for Ms. London, the Company's current CEORepresents compensation for Mr. Neidorff, the Company's former CEO.Non-PEO NEOs for the applicable years were as follows: 2022 - Andrew Asher, Kenneth Fasola, Christopher Koster, Brent Layton, James Murray, and David Thomas; 2021 - Andrew Asher, Jesse Hunter, Christopher Koster, Brent Layton, Sarah London, and Jeffrey Schwaneke; and 2020 - Mark Brooks, Kenneth Burdick, Brandy Burkhalter, Jesse Hunter, and Jeffrey Schwaneke.
Adjustment To PEO Compensation, Footnote [Text Block]	PEO Compensation Actually Paid. The amounts in the following table represent each of the amounts deducted and added to the equity award values for the PEOs for the applicable year for purposes of computing the "compensation actually paid" amounts appearing in this column of the Pay Versus Performance table:

	2022 London	2022 Neidorff	2021 Neidorff	2020 Neidorff
PEO Summary Compensation Table Total	$13,246,447	$7,599,513	$20,637,990	$24,956,777
SCT "Stock Awards Total" column value	(7,624,974)	—	(12,750,020)	(14,932,500)
SCT "Option Awards" column value	—	—	(2,249,984)	(2,941,500)
Year-end fair value of outstanding equity awards granted in applicable year	7,336,041	—	15,111,905	17,971,500
Change in fair value of outstanding equity awards granted in prior years	(411,063)	(231,094)	14,470,156	(3,157,935)
Change in fair value of prior-year equity awards vested in applicable year	76,451	1,503,016	7,094,799	3,093,923
Change in fair value of prior-year equity awards cancelled in applicable year	—	(2,041,527)	—	—
PEO Compensation Actually Paid	$12,622,902	$6,829,908	$42,314,846	$24,990,265

Non-PEO NEO Average Total Compensation Amount	$ 6,659,921	$ 9,904,692	$ 8,575,674
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,508,126	8,682,563	8,110,409
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average Non-PEO NEO Compensation Actually Paid. The amounts in the following table represent each of the amounts deducted and added to the equity award values for the non-PEO NEOs for the applicable year for purposes of computing the "compensation actually paid" amounts appearing in this column of the Pay Versus Performance table:

	2022	2021	2020
Average Non-PEO NEO Summary Compensation Table Total	$6,659,921	$9,904,692	$8,575,674
SCT "Stock Awards Total" column value	(3,591,638)	(6,702,115)	(6,049,007)
SCT "Option Awards" column value	—	(312,500)	—
Year-end fair value of outstanding equity awards granted in applicable year	3,579,477	6,597,686	5,934,979
Change in fair value of outstanding equity awards granted in prior years	(144,408)	1,968,206	(661,445)
Change in fair value of prior-year equity awards vested in applicable year	4,774	505,643	310,208
Change in fair value of prior-year equity awards cancelled in applicable year	—	(3,279,049)	—
Average Non-PEO NEO Compensation Actually Paid	$6,508,126	$8,682,563	$8,110,409

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid_____
vs. TSR_______________
_______

CAP to Second PEO ($ in millions)
CAP to First PEO ($ in millions)
Average Compensation Actually Paid to Non-PEO NEOs ($ in millions)
Company TSR
S&P Supercomposite Managed Healthcare Index TSR

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid
___________vs. Net Income
_____

CAP to Second PEO ($ in millions)
CAP to First PEO ($ in millions)
Average Compensation Actually Paid to Non-PEO NEOs ($ in millions)
Net Income ($ in billions)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid
vs. Adjusted Diluted EPS[1]

CAP to Second PEO ($ in millions)
CAP to First PEO ($ in millions)
Average Compensation Actually Paid to Non-PEO NEOs ($ in millions)
Adjusted Diluted EPS
1	Represents non-GAAP measure. Refer to Appendix A for reconciliation of non-GAAP measures.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid_____
vs. TSR_______________
_______

CAP to Second PEO ($ in millions)
CAP to First PEO ($ in millions)
Average Compensation Actually Paid to Non-PEO NEOs ($ in millions)
Company TSR
S&P Supercomposite Managed Healthcare Index TSR

Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted Diluted EPS
Adjusted Pre-tax Margin
Adjusted Net Earnings Margin
Revenue Growth Compound Annual Growth Rates
Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 130.44	131.06	95.48
Peer Group Total Shareholder Return Amount	169.46	159.43	114.87
Net Income (Loss)	$ 1,202,000,000	$ 1,347,000,000	$ 1,808,000,000
Additional 402(v) Disclosure [Text Block]	Represents the Total Shareholder Return for the S&P Supercomposite Managed Healthcare Index.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	5.78	5.15	5.00
Non-GAAP Measure Description [Text Block]	The Company has identified Adjusted Diluted EPS, a non-GAAP measure, as our company-selected measure, as it represents the most important financial performance measure used to link compensation actually paid to the PEOs and the non-PEO NEOs in 2022 to the Company's performance. See Appendix A for reconciliation of non-GAAP measures.
London [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 13,246,447
PEO Actually Paid Compensation Amount	$ 12,622,902
PEO Name	London
Neidorff [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,599,513	$ 20,637,990	$ 24,956,777
PEO Actually Paid Compensation Amount	$ 6,829,908	$ 42,314,846	$ 24,990,265
PEO Name	Neidorff	Neidorff	Neidorff
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted EPS
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-tax Margin
PEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Earnings Margin
PEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth Compound Annual Growth Rates
PEO [Member] | London [Member] | Stock Awards Total Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,624,974)
PEO [Member] | London [Member] | Option Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | London [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,336,041
PEO [Member] | London [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(411,063)
PEO [Member] | London [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	76,451
PEO [Member] | London [Member] | Equity Awards Granted in Prior Years, Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Neidorff [Member] | Stock Awards Total Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ (12,750,020)	$ (14,932,500)
PEO [Member] | Neidorff [Member] | Option Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,249,984)	(2,941,500)
PEO [Member] | Neidorff [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	15,111,905	17,971,500
PEO [Member] | Neidorff [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(231,094)	14,470,156	(3,157,935)
PEO [Member] | Neidorff [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,503,016	7,094,799	3,093,923
PEO [Member] | Neidorff [Member] | Equity Awards Granted in Prior Years, Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,041,527)	0	0
Non-PEO NEO [Member] | Stock Awards Total Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,591,638)	(6,702,115)	(6,049,007)
Non-PEO NEO [Member] | Option Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(312,500)	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,579,477	6,597,686	5,934,979
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(144,408)	1,968,206	(661,445)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,774	505,643	310,208
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (3,279,049)	$ 0